Related party (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Related party-fees and other details
Total administrative consulting fees expensed under these informal arrangements	$ 250,000	$ 260,000
Company issued common shares to the controller as payment of accrued compensation (in Shares)	849,805
Accrued compensation due to controller paid with common shares	53,534
Fair value of shares of common stock issued to the controller	53,534
Company issued common shares to a director as payment for accrued compensation	1,663,186
Payment of accrued compensation to a director	$ 108,975
Fair value of the shares of common stock issued to a director for accrued compensation	102,849
Company recorded an additional paid-in capital related to the payment of accrued compensation to a director	$ 6,126
Company issued common shares to the Chief Financial Officer	831,591
Payment of accrued compensation to the Chief Financial Officer	$ 42,186
Fair value of the shares of common stock issued to the Chief Financial Officer	32,765
Company recorded additional paid-in capital related to the payment of accrued compensation to the Chief Financial Officer	$ 9,421
Total consulting fees expensed to MRI	$ 180,000	$ 180,000